Document and Entity Information	3 Months Ended
Jul. 31, 2017
Document And Entity Information
Entity Registrant Name	I-Minerals Inc
Entity Central Index Key	0001405663
Document Type	S-1
Document Period End Date	Jul. 31, 2017
Amendment Flag	true
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	Amendment No. 1
Document Fiscal Year Focus	2017